Income Tax Expense (Credit) - Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) profit before taxation	¥ 16,441	$ 2,527	¥ (25,572)	¥ (30,137)
Tax at the domestic income tax rate of 25%	4,110	632	(6,393)	(7,534)
Tax effect of expenses not deductible for tax purpose	2,069	318	2,253	3,045
Recognition of tax losses previously not recognized	(1,885)	(290)		(2,230)
Effect of tax exemption and reliefs granted to PRC subsidiaries	4,477	688	2,874	4,750
Under (over) provision in respect of prior years			1,618	399
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	(1,382)	(212)
Income tax expense (credit)	¥ 7,389	$ 1,136	¥ 352	¥ (1,570)